PENSION AND POST-RETIREMENT BENEFIT PLANS - Narrative (Details) £ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Defined Benefit Plan and Defined Contribution Plan Disclosures
Discretionary matching contribution		$ 0		$ 0	$ 0
IPC Plan
Defined Benefit Plan and Defined Contribution Plan Disclosures
Employer contributions | £			£ 5.7
IAC Retirement Savings Plan
Defined Benefit Plan and Defined Contribution Plan Disclosures
Employee contribution limit per calendar year (up to) (as a percent of pre-tax earnings)		50.00%	50.00%
Employer contribution per dollar employee contributes up to contribution limit		100.00%	100.00%
Employer contribution limit per calendar year (as a percent of compensation)		10.00%	10.00%
Meredith Savings and investment Plan
Defined Benefit Plan and Defined Contribution Plan Disclosures
Employer contribution per dollar employee contributes up to contribution limit		100.00%	100.00%
Employer contribution limit per calendar year (as a percent of compensation)		5.00%	5.00%
Defined contribution plan contributions					$ 10,400,000
Meredith Savings and investment Plan | Eligible Employees | First Contribution
Defined Benefit Plan and Defined Contribution Plan Disclosures
Employer contribution per dollar employee contributes up to contribution limit					100.00%
Employer contribution limit per calendar year (as a percent of compensation)					4.00%
Meredith Savings and investment Plan | Eligible Employees | Second Contribution
Defined Benefit Plan and Defined Contribution Plan Disclosures
Employer contribution per dollar employee contributes up to contribution limit					50.00%
Employer contribution limit per calendar year (as a percent of compensation)					1.00%
Meredith Savings and investment Plan | Ineligible Employees
Defined Benefit Plan and Defined Contribution Plan Disclosures
Employer contribution per dollar employee contributes up to contribution limit					100.00%
Employer contribution limit per calendar year (as a percent of compensation)					5.00%
Pension
Defined Benefit Plan and Defined Contribution Plan Disclosures
Remaining assets transferred from retirement assets plan		$ 16,000,000.0
Asset allocation amount	$ 2,300,000
United States
Defined Benefit Plan and Defined Contribution Plan Disclosures
Defined benefit plan, accumulated benefit obligation		3,600,000		56,100,000
United States | IAC Retirement Savings Plan
Defined Benefit Plan and Defined Contribution Plan Disclosures
Employer contribution limit per calendar year, amount		10,000
Defined contribution plan contributions		28,900,000		28,000,000.0	$ 16,200,000
United States | Pension
Defined Benefit Plan and Defined Contribution Plan Disclosures
Remaining assets transferred from retirement assets plan		15,968,000		0
Employer contributions		489,000		612,000
United States | Post-Retirement
Defined Benefit Plan and Defined Contribution Plan Disclosures
Remaining assets transferred from retirement assets plan		0		0
Employer contributions		0		0
International
Defined Benefit Plan and Defined Contribution Plan Disclosures
Defined benefit plan, accumulated benefit obligation		420,600,000		488,300,000
International | IAC Retirement Savings Plan
Defined Benefit Plan and Defined Contribution Plan Disclosures
Defined contribution plan contributions		300,000
International | Pension
Defined Benefit Plan and Defined Contribution Plan Disclosures
Remaining assets transferred from retirement assets plan		0		0
Employer contributions		$ 172,000		$ 163,000